                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     5/15/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $201,898
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6        COLUMN 7         COLUMN 8
   ---------       --------      --------   --------  --------          ---------       --------         --------
                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                    SHARED
                                  CUSIP      VALUE    SHRS OR    SOLE   SHARED  OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT    (A)     (B)    (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------    ---    -----   ----     ------  ------  -------   ------

Abbott Labs. (ABT)      Common    002824100    9,135      259596   X                             X
Akai Holdings Ltd.
  (Semi Tech Global)    ORD       G8020P-10-6     28     1540000   X                             X
Allianz A.G. Regd. NPV  Reg.      DE0008404005 1,383        3400   X                             X
Alza Corp. (AZA)        Common    022615108      838       22300   X                             X
American Express Co.    Common    025816109      357        2400   X                             X
Amvescap PLC            ORD       GB0001282697   173       12699   X                             X
Apple Computer Inc.     Common    037833100     8012       58996   X                             X
AT&T Corp. (T)          Common    001957109    2,027       35994   X                             X
Barnes & Noble, Inc.    Common    067774109      305       13000   X                             X
Bristol Meyers
  Squibb Co.            Common    110122108      434        7480   X                             X
Charles Schwab Corp.
  (SCH)                 Common    808513105   56,895     1001458   X                             X
Cisco Systems Inc.
  (CSCO)                Common    17275R102      260        3368   X                             X
Citigroup Inc. (C)      Common    172967101    17759      296601   X                             X
City Developments       Common    SGIR89002252   272       60000   X                             X
Coca Cola Amatil
  Ltd.Ord. (AUD)        ORD       AU000000CCL2    37       15000   X                             X
Coca Cola Beverage
  (Aust Reg)            Reg.      GB0002922275    27       15000   X                             X
Coca Cola Company       Common    191216-10-0    235        5000   X                             X
DaimlerChrysler AG
  (DCX)                 Common    DE0007100000 15427      235750   X                             X
Dell Computer Corp.     Common    247025109      529        9800   X                             X
Deutsche Bank ADR
  (DTBKY)               ADR       251525309      699       10525   X                             X
Deutsche Bank Ord       ORD       DE0005140008  5312       80030   X                             X
Dresdner Finance BV     Warrants  DE0008046251   350       22700   X                             X
Estee Lauder Cos. Inc.
  CL A                  Class A   518439104     1852       37000   X                             X
Gillette Co. (G)        Common    375766102      769       20400   X                             X
Global Crossings Ltd.
  Com(GBLX)             Common    BMG3921A1009   471       11500   X                             X




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Goldman Sachs Group,
  Inc.                  Common    38141G104     5052       48000   X                             X
Intel Corp. (INTC)      Common    458140100      739        5600   X                             X
Intl. Business Machs
  Corp. (IBM)           Common    459200100     1970       16699   X                             X
Kimberly Clark Corp.    Common    494368-10-3    280        5000   X                             X
Lernout & Hauspie Speech
  Prodts N.V.           Nasdaq    B5628B-10-4    332        3000   X                             X
Lilly, Eli & Co.        Common    532457108     5176       82649   X                             X
Loewen Group            Common    54042L-10-0      7       15000   X                             X
Lucent Technologies Inc.
  (LU)                  Common    549463107     4069       66432   X                             X
Merck  Co. Inc. (MRK)   Common    589331107     2268       36500   X                             X
Merrill Lynch & Co. Inc.
  (MER)                 Common    590188108     7987       76069   X                             X
Metro Alli. Hldg. N/c Fr
  Marsman & Co. Inc. B  Class B   PHY5853S1161    19      750000   X                             X
Morgan Stnly Dean Witter
  (MWD)                 Common    617446448     1575       19006   X                             X
Motorola Inc. (MOT)     Common    620076109     6986       47851   X                             X
Multex.Com              Common    625367107      467       12580   X                             X
New York Times Co. A
  (NYT)                 Class A   650111107    1,384       32240   X                             X
Nokia Corp. Spon Adr
  (NOK)                 ADR       654902204      488        2200   X                             X
Oracle Corp.            Common    68389X105      234        3000   X                             X
Philip Morris Cos. Inc.
  (MO)                  Common    718154107      242       11450   X                             X
Porsche AG Non Vtg PFD F
  (PSEPF)               Preferred DE0006937733  1199         410   X                             X
RCN Corp. (RCNC)        Common    749361101     5878      109100   X                             X
Regent Pacific Group
  Ltd.                  Common    KYG747871054    38      120000   X                             X
Sony Corp. Adr New
  (SNE)                 ADR       835699307    12974       46316   X                             X
Steinway Musical
  Instruments (LVB)     Common    858495104    14235      756680   X                             X
Sun Microsystems Inc.   Common    866810104      656        7000   X                             X
Texas Instruments Inc.
  (TXN)                 Common    882508104     2080       13000   X                             X
US Trust Corp. (New)    Common    91288L-10-5   1136        6000   X                             X
Vodafone Airtouch Adr F
  (VOD)                 ADR       92857T107      583       10500   X                             X
Voicestream Wireless
  Corp.                 Common    928615103      258        2000   X                             X







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